Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Customer information	No single customer accounts for more than 5% of the Group’s revenue
Group's revenue	5.00%
Percentage of trade receivables that are not past due or 30 days or less past due	91.40%	89.90%
Trade receivables description	Approximately 91.4% (2023 – 89.9%) of the Group’s trade receivables are not past due or 30 days or less past due
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Amounts available under revolving credit facility	$ 549,700,000	$ 915,300,000
Additional amounts available under revolving credit facility	175,000,000	190,000,000
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Estimated annual net US$ denominated cash flow from operating activities	500,000,000	470,000,000
Market Risk
Disclosure Of Financial Instruments [Line Items]
Derivative assets	0	0
Canada, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility			$ 245	$ 245
United States of America, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility	$ 5,000,000	$ 5,000,000
Top of Range
Disclosure Of Financial Instruments [Line Items]
Bad debt expense to consolidated revenue	0.30%